Balance Sheet Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Depreciation and amortization expense	$ 0.7	$ 0.5